Finance receivables - Schedule of finance receivables measured at amortized cost, net of allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Finance Receivables Measured At Amortized Cost Net Of Allowance Abstract
Balance	$ 3,432,340	$ 8,095,354
Balance	0	3,432,340
Current	0	3,432,340
Non-current	0
Additions	222,530	2,300,368
Add: Interest income	246,219	513,925
Less: Interest payments	(236,535)	(490,277)
Less: Principal payments	(1,760,345)	(6,632,290)
Less: Sale of finance receivables	(2,027,730)
Effects of foreign exchange	$ 123,521	$ (354,740)